Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2016
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital:
13. Common Stock and Additional Paid-in Capital:
Net Loss Attributable to Dryships Inc. and Transfers to the Non-controlling Interest:
The following table represents the effects of any changes in Dryships' ownership interest in a subsidiary on the equity attributable to the shareholders of Dryships.
	Year Ended December 31,
	2014	2015	2016

Net loss attributable to Dryships Inc.	$(47,512)	$(2,847,061)	$(198,686)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(4,758)	(49,444)	-

Net transfers to the non-controlling interest	(4,758)	(49,444)	-

Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(52,270)	$(2,896,505)	$(198,686)

Issuance of common shares
On October 29, 2014, the Company successfully completed the offering of 20,833 of its common stock (166,667 before the 1-for-8 reverse stock split), par value $0.01 per share, at a price of $1.40 per share (share price before reverse stock splits). As part of the offering, George Economou, the Company's Chairman and Chief Executive Officer, has purchased $80,000, or 4,762 shares (38,095 before the 1-for-8 reverse stock split), of common stock in the offering at the public offering price. The Company used the net proceeds of approximately $332,852 from the offering to repurchase a portion of its $700,000 principal amount of indebtedness under the 5.0% Convertible Senior Notes matured on December 1, 2014.
On February 22, 2016, the Reverse Stock Split Committee of the Company resolved to effect a 1-for-25 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on March 11, 2016. On July 29, 2016, the Board of Directors of the Company also determined to effect a 1-for-4 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on August 15, 2016. On October 27, 2016, the Reverse Stock Split Committee of the Company determined to effect a 1-for-15 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on November 1, 2016. On January 18, 2017, the Company determined to effect a 1-for-8 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on January 23, 2017. All previously reported share and per share amounts have been restated to reflect the reverse stock splits.
On December 23, 2016, the Company, entered into an agreement with Kalani Investments Limited (“Kalani”), an entity organized in the British Virgin Islands that is not affiliated with the Company, under which the Company may sell up to $200,000 of its common stock to Kalani over a period of 24 months, subject to certain limitations. Proceeds from any sales of common stock will be used for general corporate purposes. Kalani has no right to require any sales and is obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. In consideration for entering into the agreement, the Company has agreed to issue up to $1,500 of its common stock to Kalani as a commitment fee. No warrants, derivatives, or other share classes are associated with this agreement.

As of December 31, 2016, the Company had received proceeds (net of 1% fees), amounting to $14,850 and issued 388,342 common shares (3,106,733 before the 1-for-8 reverse stock split), out of which 13,342 shares (106,733 before the 1-for-8 reverse stock split) refer to commitment fees. The Securities Purchase Agreement does not determine a fixed price for the issuance of shares, therefore the number of common shares that are going to be issued under this agreement cannot be estimated.

 Issuance of preferred shares
On June 8, 2016, the Company, entered into a Securities Purchase Agreement with an institutional investor for the sale of 5,000 newly designated Series C Convertible Preferred Shares, warrants to purchase 5,000 Series C Convertible Preferred Shares and 310 common shares (2,483 before the 1-for-8 reverse stock split). The securities were issued to the investor through a registered direct offering. The total net proceeds from the offering, after deducting offering fees and expenses, were approximately $5,000. The Company further received $5,000 due to the exercise of all warrants, and the total proceeds were $10,000. The Series C Convertible Preferred Stock accrued cumulative dividends on a monthly basis at an annual rate of 8%. Such accrued dividends were payable in shares of common stock or in cash at the Company's option, or in a combination of cash and common shares.
On July 6, 2016, August 3, 2016, September 1, 2016, October 5, 2016 and November 4, 2016, the Company issued 70 (562 before the 1-for-8 reverse stock split), 17 (134 before the 1-for-8 reverse stock split), 278 (2,222 before the 1-for-8 reverse stock split), 328 (2,627 before the 1-for-8 reverse stock splits) and 339 (2,715 before the 1-for-8 reverse stock split) shares of Common stock, respectively, as dividend to the holders of Series C Convertible Preferred shares.
As of December 31, 2016, the 5,000 Series C Convertible Preferred Shares issued on June 15, 2016 and their respective $400 dividends have been converted to 28,697 common shares (229,580 before the 1-for-8 reverse stock splits). Also, as of December 31, 2016, the 5,000 of the Series C Convertible Preferred Shares issued on August 10, 2016, due to the exercise of the respective warrants, and their respective $344 dividends have been converted to 149,189 common shares (1,193,512 before the 1-for-8 reverse stock split).
On September 9, 2016, the Company entered into an agreement to convert $8,750 of the outstanding balance of the Revolving Credit Facility with Sifnos (Note 4) into 29,166 Series D Preferred shares (233,333 before the 1-for-8 reverse stock split) of the Company. Each preferred share has 100,000 votes and shall not be convertible into common stock of the Company. The 29,166 Series D Preferred shares (233,333 before the 1-for-8 reverse stock split) were issued on September 13, 2016.
On November 16, 2016, the Company entered into a Securities Purchase Agreement with Kalani, for the sale of 20,000 newly designated Series E-1 Convertible Preferred Shares, preferred warrants to purchase 30,000 Series E-1 Convertible Preferred Shares, preferred warrants to purchase 50,000 newly designated Series E-2 Convertible Preferred Shares, prepaid warrants to initially purchase an aggregate of 46,609 common shares (372,874 before the 1-for-8 reverse stock split - with the number of common shares issuable subject to adjustment as described therein), and 13 common shares (100 before the 1-for-8 reverse stock split). The total gross proceeds from the sale of the securities and the exercise of the preferred warrants, were $100,000. The Series E1 and E2 Convertible Preferred shares were entitled to receive dividends which could be paid by the Company, in shares of common stock or cash or a combination of cash and common shares and which were cumulative and accrued and compounded monthly.
As of December 31, 2016, the initial 20,000 Series E-1 Convertible Preferred Shares, which were issued on November 21, 2016, and their respective $1,400 dividends were converted to 856,352 common shares (6,850,817 before the 1-for-8 reverse stock split). Also, as of December 31, 2016, all preferred warrants were exercised and the 80,000 preferred shares were issued and together with their respective $5,551 dividends were converted to 3,090,405 common shares (24,723,235 before the 1-for-8 reverse stock split). Finally, all prepaid warrants have been exercised and in this respect, 44,822 common shares (358,575 before the 1-for-8 reverse stock split) were issued as of December 31, 2016.

Ocean Rig shares
On June 4, 2015, the Company and Ocean Rig signed an amendment under the $120,000 Note to, among other things, partially exchange $40,000 of the Note for 4,444,444 of Ocean Rig's shares owned by the Company, amend the interest of the Note and pledge an amount of 20,555,556 of Ocean Rig shares owned by the Company. On August 13, 2015, the Company signed an agreement with Ocean Rig to repay the remaining outstanding balance of $80,000 owed to Ocean Rig under the $120,000 Note, and transferred 17,777,778 shares of Ocean Rig previously owned by the Company to Ocean Rig as full payment of the outstanding balance under the Note. On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911 and as of that date it no longer holds any equity interest in Ocean Rig. (Note 4 and 10)
Treasury stock
As of December 31, 2016, 3,009 shares (24,078 before the 1-for-8 reverse stock split) of the Company's common stock, had been returned to the Company and not retired but held as treasury stock.
Stockholders Rights Agreement
As of January 18, 2008, the Company entered into a Stockholders Rights Agreement (the "Agreement"). Under the Agreement, the Company's Board of Directors declared a dividend payable of one preferred share purchase right, ("Right"), to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding common share. Each Right entitles the registered holder, upon the occurrence of certain events, to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock or additional shares of common stock. As of July 9, 2009, an amendment was effected to the Agreement to reflect the issuance of Series A Convertible Preferred Stock. As of December 31, 2016, no exercise of any Rights had occurred.